Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities Other (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Penalty fee	$ 1,616